Aug. 31, 2024
INTERMEDIATE BOND FUND OF AMERICA
Investment objective
The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in this prospectus and preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds ($500,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 36 of the prospectus and on page 82 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.29	1.00	0.25	0.25	none	none	0.24
Other expenses	0.15	0.15	0.15	0.22	0.15	0.04	0.20
Total annual fund operating expenses	0.68	1.39	0.64	0.71	0.39	0.28	0.68
Fee waiver[2]	0.03	0.03	0.03	0.03	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver	0.65	1.36	0.61	0.68	0.36	0.25	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.98	0.49	0.25	0.25	none	none	1.00
Other expenses	0.20	0.13	0.20	0.27	0.14	0.09	0.11
Total annual fund operating expenses	1.42	0.86	0.69	0.76	0.38	0.33	1.35
Fee waiver[2]	0.03	0.03	0.03	0.03	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver	1.39	0.83	0.66	0.73	0.35	0.30	1.32

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.35	0.23	0.18	0.13	0.19	0.09	0.04
Total annual fund operating expenses	1.34	1.07	0.92	0.62	0.43	0.33	0.28
Fee waiver[2]	0.03	0.03	0.03	0.03	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver	1.31	1.04	0.89	0.59	0.40	0.30	0.25

1 A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least November 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$315	$238	$311	$69	$37	$26	$315	$242	$85	$316	$75	$36	$31	$134
3 years	459	437	447	224	122	87	459	446	271	462	240	119	103	425
5 years	616	758	595	392	216	154	616	773	474	622	419	210	182	736
10 years	1,073	1,472	1,026	880	490	353	1,073	1,225	1,058	1,084	939	477	415	1,621

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$133	$106	$91	$60	$41	$31	$26		1 year	$138	$142
3 years	422	337	290	196	135	103	87		3 years	437	446
5 years	731	587	506	343	238	182	154		5 years	758	773
10 years	1,610	1,303	1,129	771	539	415	353		10 years	1,472	1,225

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 360% of the average value of its portfolio.

Principal investment strategies

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and money market instrument) which may be represented by derivatives. The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 4.54% (quarter ended December 31, 2023)

Lowest -3.41% (quarter ended September 30, 2022)

The fund's total return for the nine months ended September 30, 2024, was 4.87%.

Average annual total returns For the periods ended December 31, 2023:

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/8/2008	4.71%	1.71%	1.56%	2.11%
− After taxes on distributions		3.17	0.63	0.66	N/A
− After taxes on distributions and sale of fund shares		2.76	0.88	0.82	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	2/19/1988	1.80%	0.91%	1.04%	3.98%
C	3/15/2001	2.59	0.69	0.69	2.08
F-1	3/19/2001	4.40	1.42	1.26	2.33
F-3	1/27/2017	4.74	1.82	N/A	1.64
529-A (with maximum sales charge)	2/19/2002	1.78	0.90	1.00	2.05
529-C	2/19/2002	2.53	0.66	0.87	1.99
529-E	3/15/2002	4.22	1.23	1.05	1.98
529-F-1	9/16/2002	4.50	1.61	1.46	2.20
529-F-2	10/30/2020	4.66	N/A	N/A	–0.89
529-F-3	10/30/2020	4.76	N/A	N/A	–0.86
R-1	6/13/2002	3.63	0.70	0.55	1.40
R-2	5/31/2002	3.64	0.73	0.56	1.43
R-2E	8/29/2014	3.92	0.99	N/A	0.81
R-3	6/26/2002	4.15	1.17	1.01	1.82
R-4	6/27/2002	4.47	1.47	1.31	2.16
R-5E	11/20/2015	4.67	1.67	N/A	1.47
R-5	5/15/2002	4.77	1.77	1.61	2.53
R-6	5/1/2009	4.83	1.82	1.67	2.23

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53%	1.10%	1.81%	2.88%
Bloomberg U.S. Government/Credit 1-7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.73	1.33	1.39	2.08
Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.09	1.28	1.55	N/A
Class F-2 annualized 30-day yield at August 31, 2024: 4.42% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.